INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2022
INCOME TAXES
Schedule of reconciliation of expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of loss and comprehensive loss

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Loss for the year before income tax	(54,691,130)	(23,117,607)
Statutory tax rate	26.50%	26.50%
Expected income tax (recovery)	(14,493,149)	(6,126,166)
Non-deductible items and other	2,246,077	1,309,217
Foreign tax rate differences	(34,898)	(11,766)
Change in deferred tax assets not recognized	12,281,970	4,828,715
Total income tax expense (recovery)	—	—

Schedule of components of deferred tax assets (liabilities)

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Deferred tax assets	7,690,691	1,931,677
Deferred tax liabilities	(7,690,691)	(1,931,677)
	—	—

Schedule of unrecognized deductible temporary differences

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Lease obligations	463,253	213,260
Non-capital loss carryforwards	68,301,489	21,548,363
Shareholder loans	13,596	13,596
Start-up Costs - USA	528,841	715,584
Intangible assets	219,574	—
Share issuance costs	8,818,844	9,648,236
Total unrecognized deductible temporary differences	78,345,597	32,139,039